Annual Fund Operating Expenses - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF - Xtrackers Russell 1000 US Quality at a Reasonable Price ETF	Dec. 17, 2021
Operating Expenses:
Management fee	0.19%
Other Expenses	none
Total annual fund operating expenses	0.19%